Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of June 30, 2021		As of December 31, 2020
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available-for-Sale
Obligations of states and political subdivisions	$227,534,570	$242,195,833	$204,199,851	$220,663,305
Corporate securities	130,316	432,375	130,316	391,113
	$227,664,886	$242,628,208	$204,330,167	$221,054,418

Held to Maturity
Obligations of states and political subdivisions	$-	$-	$379,002	$380,850